Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6. Property and Equipment, Net
Property and equipment, net consisted of the following:

	September 30, 2022	December 31, 2021

Lab equipment	$587,650	$587,650
Leasehold improvements	36,149	17,973
Computer equipment	32,178	21,747
Other equipment	9,411	9,411

	665,388	636,781
Less accumulated depreciation	(472,798)	(402,614)

Property and equipment, net	$192,590	$234,167

Depreciation expense for the nine months ended September 30, 2022 and 2021 was
$70

thousand and $62

thousand,
respectively.

6. Property and Equipment, Net
Property and equipment, net consisted of the following:

	December 31,
	2021	2020
Lab equipment	$587,650	$463,817
Leasehold improvements	17,973	11,258
Computer equipment	21,747	10,282
Other equipment	9,411	9,411

	636,781	494,768
Less accumulated depreciation	(402,614)	(316,478)

Property and equipment, net	$234,167	$178,290

Depreciation expense for the years ended December 31, 2021 and 2020 was $86 thousand and $90 thousand, respectively.